Shareholders' equity (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended	7 Months Ended	12 Months Ended		0 Months Ended	12 Months Ended																	12 Months Ended			12 Months Ended										0 Months Ended	12 Months Ended					0 Months Ended		0 Months Ended			0 Months Ended						0 Months Ended	5 Months Ended							5 Months Ended						5 Months Ended
	May 25, 2011	Dec. 31, 2011	Dec. 31, 2013	Dec. 31, 2012	Dec. 30, 2013 Company's treasury	Dec. 31, 2013 Company's treasury	Dec. 31, 2012 Company's treasury	Dec. 31, 2013 Investment Holdings GP	Dec. 31, 2013 Investment Holdings LP	Dec. 31, 2013 Certain holders of the Second Priority Old Notes	Dec. 31, 2013 Holdsat Mexico, S.A.P.I. de C.V.	Dec. 31, 2012 Holdsat Mexico, S.A.P.I. de C.V.	Dec. 31, 2013 Satmex International, B.V.	Dec. 31, 2012 Satmex International, B.V.	Dec. 31, 2012 EJA Holdings LTD	Dec. 31, 2012 Centerbridge Capital Partners SBS (Cayman), L.P.	Dec. 31, 2012 Foreign investment Maximum	Dec. 31, 2013 Eutelstat Communications	Dec. 31, 2012 Series A	Dec. 31, 2013 Series A	Dec. 31, 2013 Series B	Dec. 31, 2012 Series B	Dec. 31, 2012 Series B Minimum	Dec. 31, 2012 Series B Company's treasury Maximum	Dec. 31, 2012 Series B Certain holders of the Second Priority Old Notes Maximum	Dec. 31, 2012 Series B Satmex International, B.V.	Dec. 31, 2012 Series N	Dec. 31, 2013 Series N	Dec. 31, 2012 Series N Company's treasury Maximum	Dec. 31, 2012 Series N Certain holders of the Second Priority Old Notes Maximum	Dec. 31, 2012 Series N Satmex International, B.V. Minimum	Dec. 31, 2013 Fixed Class I	Dec. 31, 2012 Fixed Class I	Dec. 31, 2013 Fixed Class I Holdsat Mexico, S.A.P.I. de C.V.	Dec. 31, 2012 Fixed Class I Holdsat Mexico, S.A.P.I. de C.V.	May 25, 2011 Variable Capital Class II	Dec. 31, 2013 Variable Capital Class II	Dec. 31, 2013 Variable Capital Class II Holdsat Mexico, S.A.P.I. de C.V.	Dec. 31, 2013 Variable Capital Class II Satmex International, B.V.	Dec. 30, 2013 Variable Capital Class II EJA Holdings LTD	Dec. 30, 2013 Variable Capital Class II Centerbridge Capital Partners SBS (Cayman), L.P.	Dec. 30, 2013 Variable Capital Class II Eutelstat Communications	Dec. 31, 2013 Variable Capital Class II Eutelstat Communications	May 25, 2011 Variable Capital Class II Series A	Dec. 31, 2012 Variable Capital Class II Series A	Dec. 31, 2012 Variable Capital Class II Series A Holdsat Mexico, S.A.P.I. de C.V.	May 25, 2011 Variable Capital Class II Series B	Dec. 31, 2012 Variable Capital Class II Series B	Dec. 31, 2012 Variable Capital Class II Series B Company's treasury	Dec. 31, 2012 Variable Capital Class II Series B Satmex International, B.V.	Dec. 31, 2012 Variable Capital Class II Series B EJA Holdings LTD	Dec. 31, 2012 Variable Capital Class II Series B Centerbridge Capital Partners SBS (Cayman), L.P.	May 25, 2011 Variable Capital Class II Series N	May 25, 2011 Variable Capital Class II Series N	Dec. 31, 2012 Variable Capital Class II Series N	Dec. 31, 2012 Variable Capital Class II Series N Company's treasury	Dec. 31, 2012 Variable Capital Class II Series N Satmex International, B.V.	Dec. 31, 2012 Variable Capital Class II Series N EJA Holdings LTD	Dec. 31, 2012 Variable Capital Class II Series N Centerbridge Capital Partners SBS (Cayman), L.P.	May 25, 2011 Predecessor Registrant	May 25, 2011 Predecessor Registrant Deutsche Trust	May 25, 2011 Predecessor Registrant Predecessor One, Deutsche Trust	May 25, 2011 Predecessor Registrant Predecessor Two, Deutsche Trust	May 25, 2011 Predecessor Registrant Predecessor Three, Deutsche Trust	May 25, 2011 Predecessor Registrant Predecessor Four, Deutsche Trust	May 25, 2011 Predecessor Registrant NAFIN Trust	May 25, 2011 Predecessor Registrant Fixed Class I	May 25, 2011 Predecessor Registrant Fixed Class I Predecessor One, Deutsche Trust	May 25, 2011 Predecessor Registrant Fixed Class I Predecessor Two, Deutsche Trust	May 25, 2011 Predecessor Registrant Fixed Class I Predecessor Three, Deutsche Trust	May 25, 2011 Predecessor Registrant Fixed Class I Predecessor Four, Deutsche Trust	May 25, 2011 Predecessor Registrant Fixed Class I NAFIN Trust	May 25, 2011 Predecessor Registrant Fixed Class I Series A	May 25, 2011 Predecessor Registrant Fixed Class I Series A Predecessor One, Deutsche Trust	May 25, 2011 Predecessor Registrant Fixed Class I Series A NAFIN Trust	May 25, 2011 Predecessor Registrant Fixed Class I Series B	May 25, 2011 Predecessor Registrant Fixed Class I Series B Predecessor Two, Deutsche Trust	May 25, 2011 Predecessor Registrant Fixed Class I Series B Predecessor Three, Deutsche Trust	May 25, 2011 Predecessor Registrant Fixed Class I Series N	May 25, 2011 Predecessor Registrant Fixed Class I Series N Predecessor Two, Deutsche Trust	May 25, 2011 Predecessor Registrant Fixed Class I Series N Predecessor Three, Deutsche Trust	May 25, 2011 Predecessor Registrant Fixed Class I Series N NAFIN Trust	May 25, 2011 Predecessor Registrant Variable Capital Class II Series A	May 25, 2011 Predecessor Registrant Variable Capital Class II Series A Predecessor Four, Deutsche Trust	May 25, 2011 Predecessor Registrant Variable Capital Class II Series B	May 25, 2011 Predecessor Registrant Variable Capital Class II Series B Predecessor Four, Deutsche Trust
Shareholders' equity
Authorized, issued and outstanding common stock			136,804,114	130,000,000			28,405				6,630,000	6,630,000	123,240,990	123,240,990	21,561	79,044		6,933,124	50,000	50,000	136,754,114	129,950,000										50,000	50,000	50,000	50,000		136,754,114	6,580,000	123,240,990				6,933,124		6,580,000	6,580,000		6,370,000	1,467	6,363,339	1,113	4,081			117,000,000	26,938	116,877,651	20,448	74,963	46,874,999		7,500,000	623,437	314,062	36,562,500	1,875,000							9,166,667	7,500,000	1,666,667	333,334	221,667	111,667	812,498	401,770	202,395	208,333	7,166,667	7,166,667	29,395,833	29,395,833
Voting rights (as a percent)			100.00%	100.00%			0.011%				4.85%	51.00%	90.08%	48.95%	0.008%	0.031%	49.00%	5.07%					49.00%																																						90.00%						100.00%	45.00%	1.33%	0.67%	43.00%	10.00%
Economic rights (as a percent)			100.00%	100.00%			0.02185%				4.85%	5.10%	90.08%	94.80076%	0.01659%	0.0608%		5.07%								4.90%																												4.50%							96.00%						100.00%	16.00%	1.33%	0.67%	78.00%	4.00%
Issuance of common stock		$ 90,000	$ 40,000																																		$ 40,000					$ 40,000
Issuance of common stock (in shares)																																				104,459,367	6,832,519					6,832,519		5,713,333			5,620,000						98,839,367
Cancellation of shares reserved as company treasury					28,405	28,405
Common stock, shares transferred to Eutelsat, S. A.																			50,000	50,000	136,754,114	129,950,000																		21,561	79,044
Percentage of equity interests of Investment Holdings BV held by other entities								99.99%	0.01%	100.00%
Required percentage of the capital to be owned by Mexican individuals or entities																			51.00%
Percentage of shares owned by investor																									1.00%	99.00%				1.00%	99.00%
Shares held in treasury (as a percent)																								0.03%					0.03%
Economic rights and limited voting rights as a percentage of total																											90.00%
Reverse stock split ratio	0.10
Resulting shares after exchange through reverse stock split (in shares)	4,687,500
Cash contributions for issuance of no par common stock and in exchange of economic interest																																				82,320								7,680
Percentage of economic interest exchanged																																				83.254%								5.10%
Percentage of the Second Priority Old Notes cancelled	100.00%
Conversion Interest (as a percent)	7.146%
Face amount of Second Priority Old Notes	206,890
Shares issued for the capitalization of the Conversion Rights and the cancellation of the Second Priority Old Notes (in shares)																																																					9,289,800
Capitalization of liabilities	70,457
Paid-in capital premium for the shares subscription	136,433
Capitalization of put premium	7,855
Shares issued for capitalization of put premium (in shares)																																																					5,850,000
Period following the year in which tax paid on distribution			2 years
Tax contributed capital account			$ 2,332,549	$ 2,216,328
Common stock, par value (in dollars per share)																			$ 0.00	$ 0.00	$ 0.00	$ 0.00						$ 0.00